Government Grant Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Government Grant Revenue [Abstract]
Government Grant Revenue

Note 12 — Government Grant Revenue

Government grant revenue consists of amounts the Company earns under grants from two government agencies: NIH and DARPA. These grants are provided either in the form of expense reimbursement (expense reimbursement grants) or as on a fixed fee basis (fixed fee grants). Under the expense reimbursement grants, the government agencies reimburse us for a portion of our expenses (allowable expenses) that have been incurred in a given period on the basis of reports that the Company provides to these agencies. Fixed fee grants are awarded for specific research and development programs undertaken by us. Under these grants, the Company receives milestone payments from the government agencies upon our submission and approval by the government of agreed upon deliverables, consisting primarily of the documented results of the specific research and development programs.

Note 12 — Government Grant Revenue

Government grant revenue consists of amounts the Company earns under grants from two government agencies: NIH and DARPA. These grants are provided either in the form of expense reimbursement (expense reimbursement grants) or on a fixed fee basis (fixed fee grants). Under the expense reimbursement grants the government agencies reimburse us for a portion of our expenses (allowable expenses) that have been incurred in a given period on the basis of reports that the Company provides to these agencies. Fixed fee grants are awarded for specific research and development programs undertaken by us. Under these grants the Company receives milestone payments from the government agencies upon our submission and approval by the government of agreed upon deliverables, consisting primarily of the documented results of the specific research and development programs.